Income Taxes - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net deferred tax asset	$ 10,634,669	$ 9,165,417
Unrecognized tax benefit	$ 0